UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

        Report for the Calendar Year or Quarter Ended: December 31, 2002
               Check here if Amendment [ ]; Amendment Number:____
              This Amendment (Check only one): [ ] is a restatement
                         [ ] adds new holdings entries.

              Institutional Investment Manager Filing this Report:
                       Name:     CAK Capital Management, Inc.
                                 d/b/a/ Knott Capital Management
                       Address:  224 Valley Creek Blvd.
                                 Suite 100
                                 Exton, PA 19341

                            Form 13F File Number: 28-

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

                             Name: J. Michael Barron
                            Title: Chief Executive Officer
                            Phone: (610) 854-6000

                     Signature, Place, and Date of Signing:


/s/ J. Michael Barron            Exton, PA                 May 10, 2005
-----------------------------    ----------------------    -----------------
    J. Michael Barron            City, State                Date

                                  Report Type:
                            [X] 13F HOLDINGS REPORT.
                                 [ ] 13F NOTICE.
                           [ ] 13F COMBINATION REPORT.
             List of Other Managers Reporting for this Manager: NONE

                              FORM 13F SUMMARY PAGE
Report Summary:
                Number of Other Included Managers:        0

                Form 13F Information Table Entry Total:   68

                Form 13F Information Table Value Total:   $130,269 (thousands)

List of Other Included Managers: NONE
































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

                           FORM 13F INFORMATION TABLE

FORM 13-F 12/31/02
REPORTING MANAGER:
CAK CAPITAL MANAGEMENT, INC. D/B/A KNOTT CAPITAL MANAGEMENT


                                                            FORM 13F INFORMATION TABLE
                                TITLE OF             VALUE      SHARES/    SH/   PUT/   INVSTMT  OTHER         VOTING AUTHORITY
        NAME OF ISSUER           CLASS     CUSIP    (x$1000)    PRN AMT    PRN   CALL   DSCRETN MANAGERS     SOLE     SHARED  NONE
------------------------------ ---------- --------- -------- ------------  ---- ------- ------- -------- ------------ ------  ----
Abbott Laboratories            COM        002824100   2202     55062.1607   SH           SOLE              55062.1607
                                                         6       150.0000   SH          OTHER                150.0000
Anglogold Ashanti Limited      COM        035128206   7173    209370.0000   SH           SOLE             209370.0000
                                                       270      7875.0000   SH          OTHER               7875.0000
BCE Inc.                       COM        05534B109   5047    280236.5484   SH           SOLE             280236.5484
                                                       138      7650.0000   SH          OTHER               7650.0000
Bristol-Myers Squibb           COM        110122108   1374     59350.0000   SH          OTHER              59350.0000
Careside, Inc.                 COM        141728105      1    653777.0000   SH           SOLE             653777.0000
                                                         0      8000.0000   SH          OTHER               8000.0000
Chesapeake Energy              COM        165167107   8666   1119700.0000   SH           SOLE            1119700.0000
                                                       244     31500.0000   SH          OTHER              31500.0000
Chicago Pizza & Brewery, Inc.  COM        167889104    107     15550.0000   SH           SOLE              15550.0000
Comcast Cl A Special           COM        20030N200   4933    218355.0000   SH           SOLE             218355.0000
                                                       141      6250.0000   SH          OTHER               6250.0000
Dun & Bradstreet Corp.         COM        26483E100   5827    168950.0000   SH           SOLE             168950.0000
                                                       185      5350.0000   SH          OTHER               5350.0000
Eagle Broadband                COM        269437109      3     12500.0000   SH           SOLE              12500.0000
Eclipsys Corporation           COM        278856109    214     40000.0000   SH           SOLE              40000.0000
Edgar Online Inc               COM        279765101    186    105000.0000   SH           SOLE             105000.0000
Exxon Mobil Corporati          COM        30231G102    327      9370.0000   SH           SOLE               9370.0000
Fortune Brands Inc.            COM        349631101   1681     36150.0000   SH           SOLE              36150.0000
Gene Logic Inc.                COM        368689105   1123    178495.0000   SH           SOLE             178495.0000
                                                        87     13850.0000   SH          OTHER              13850.0000
General Dynamics               COM        369550108    519      6545.0000   SH           SOLE               6545.0000
Gold Fields Ltd                COM        38059T106  10055    720305.0000   SH           SOLE             720305.0000
                                                       349     25000.0000   SH          OTHER              25000.0000
Harmony Gold Mining Ltd        COM        413216300   5063    301175.0000   SH           SOLE             301175.0000
                                                       174     10350.0000   SH          OTHER              10350.0000
Hospitality Properties         COM        44106M102   3947    112116.6941   SH           SOLE             112116.6941
                                                       178      5050.0000   SH          OTHER               5050.0000
IDEXX Laboratories             COM        45168D104   5491    167165.0000   SH           SOLE             167165.0000
                                                       212      6460.0000   SH          OTHER               6460.0000
IDT {IDTC}                     COM        448947101   5446    314965.0000   SH           SOLE             314965.0000
                                                       226     13100.0000   SH          OTHER              13100.0000
Kimco Realty Corp.             COM        49446R109   4199    137050.0000   SH           SOLE             137050.0000
                                                       137      4485.0000   SH          OTHER               4485.0000
Kinder Morgan Energy           COM        494550106    365     10435.0000   SH           SOLE              10435.0000
Lockheed Martin Corp.          COM        539830109   3706     64168.0000   SH           SOLE              64168.0000
                                                        93      1615.0000   SH          OTHER               1615.0000
Loews Carolina Group           COM        540424207    203     10000.0000   SH           SOLE              10000.0000
Loews Corp                     COM        540424108   4249     95572.5057   SH           SOLE              95572.5057
                                                       160      3600.0000   SH          OTHER               3600.0000
Manufactured Home              COM        564682102   5463    184365.3799   SH           SOLE             184365.3799
                                                       240      8100.0000   SH          OTHER               8100.0000
Marathon Oil Corp              COM        565849106    213     10000.0000   SH           SOLE              10000.0000
Mitcham Industries I           COM        606501104     93     77480.0000   SH           SOLE              77480.0000
Northrop Grumman Corp          COM        666807102   4496     46353.0000   SH           SOLE              46353.0000
                                                       107      1105.0000   SH          OTHER               1105.0000
Pan American Silver C          COM        697900108    157     20000.0000   SH           SOLE              20000.0000
Pharmacopeia Drug Discovery    COM        7171EP101     89     10000.0000   SH           SOLE              10000.0000
QWest Communications           COM        749121109    175     35000.0000   SH           SOLE              35000.0000
Royal Dutch Petroleum          COM        780257804   5468    124225.0000   SH           SOLE             124225.0000
                                                       189      4295.0000   SH          OTHER               4295.0000
Ruby Tuesday Inc.              COM        781182100   4436    256570.0000   SH           SOLE             256570.0000
                                                       149      8600.0000   SH          OTHER               8600.0000
Sm & Wollensky Rest Grp Inc    COM        831758107    107     30500.0000   SH           SOLE              30500.0000
St. Joe Company                COM        790148100   9302    310060.0000   SH           SOLE             310060.0000
                                                       642     21400.0000   SH          OTHER              21400.0000
Sun Communities Inc.           COM        866674104    516     14110.0000   SH           SOLE              14110.0000
                                                       101      2750.0000   SH          OTHER               2750.0000
Sun Microsystems Inc           COM        866810104    117     37500.0000   SH           SOLE              37500.0000
Suncor Energy                  COM        867229106    479     30575.0000   SH           SOLE              30575.0000
Walgreen Company               COM        931422109   1547     53000.0000   SH          OTHER              53000.0000
Wyeth                          COM        983024100     11       305.0000   SH           SOLE                305.0000
                                                      5834    156000.0000   SH          OTHER             156000.0000
Zimmer Holdings Inc.           COM        98956P102   4827    116252.0000   SH           SOLE             116252.0000
                                                       514     12380.0000   SH          OTHER              12380.0000
clusWYEA.J                     CALL                    288      2215        SH   CALL   OTHER               2215





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